Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ETF TRUST
Prospectus Date	rr_ProspectusDate	Jul. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes MDT Large Cap Growth ETFA Portfolio of Federated Hermes ETF Trust(NYSE Arca FLCG)SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 26, 2024Effective September 16, 2024, the Fund will be operating as a non-diversified fund. Accordingly, please make the following changes:1. Under the heading entitled “What are the Fund’s Main Investment Strategies?,” please delete the first two paragraphs and replace with the following:“The Fund seeks to achieve its objective by investing primarily in the common stock of large-sized U.S. companies. The investment adviser’s investment strategy utilizes a large-capitalization (“large-cap”) growth approach by selecting most of its investments from companies listed in the Russell 1000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. As the Fund’s sector exposure approximates the Russell 1000® Growth Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as information technology, consumer discretionary and communication services. The Fund considers large-cap companies to be those within the range of companies listed in the Russell 1000® Growth Index. As of June 28, 2024, companies in the Russell 1000® Growth Index ranged in market capitalization from $0.4 billion to $3.3 trillion. As more fully described in this Prospectus, the Fund’s investments primarily include the following: equity securities of domestic issuers and real estate investment trusts (“REITs”). Although the Fund’s investments are primarily selected from companies listed in the Russell 1000® Growth Index in relation to their index weightings, the Fund is not designed to track the overall composition or returns of the Russell 1000® Growth Index and the Adviser actively manages the Fund’s investment strategy using the Fund’s quantitative model.The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis.The Fund is a non-diversified portfolio of the Federated Hermes ETF Trust (the “Trust”). As a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is not subject to certain diversification limitations under the 1940 Act, and is permitted to hold a greater percentage of its assets in securities of a smaller number of issuers than a diversified fund. The Fund’s non-diversified status is intended to provide the Fund with greater long-term flexibility in executing its investment strategy, in particular at times when the weightings of individual issuers in the Russell 1000® Growth Index exceed the diversification limitations under the 1940 Act. See “Non-Diversification Risk” under “What are the Main Risks of Investing in the Fund?” While the Fund is a non-diversified fund under the 1940 Act, the Fund will comply with the tax diversification requirements for regulated investment companies under the Internal Revenue Code of 1986, as amended. Additionally, the Adviser aims to control risk through certain risks constraints which seek to limit exposure to individual companies as well as groups of correlated companies.”2. Under the heading entitled “What are the Main Risks of Investing in the Fund?,” please add the following immediately before New Fund Risk:“Risk of Non-Diversified Fund. The Fund is non-diversified. Compared to diversified funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities and may invest more of its assets in the securities of a single issuer. In certain situations, being non-diversified may reduce the Fund’s risk by enabling it to avoid investing in certain countries, regions or sectors. However, being non-diversified may increase the Fund’s risk by magnifying the impact (positively or negatively) that events affecting a particular issuer or group of issuers have on the Fund’s share price and performance.”3. Under the heading entitled “What are the Fund’s Investment Strategies?,” please delete the fourth, fifth and sixth paragraphs and replace with the following:“The quantitative model constructs the portfolio by considering fundamental and technical measures, analyzing expected trading costs and employing risk controls. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. The Adviser reviews the proposed trades produced by the process in an effort to ensure that they are based on accurate and current information. If a proposed trade is deemed to be based on inaccurate or stale information, the trade decision is deferred until the model incorporates timely and accurate information.The Fund is a non-diversified portfolio of the Federated Hermes ETF Trust (the “Trust”). As a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is not subject to certain diversification limitations under the 1940 Act, and is permitted to hold a greater percentage of its assets in securities of a smaller number of issuers than a diversified fund. The Fund’s non-diversified status is intended to provide the Fund with greater long-term flexibility in executing its investment strategy, in particular at times when the weightings of individual issuers in the Russell 1000® Growth Index exceed the diversification limitations under the 1940 Act. See “Non-Diversification Risk” under “What are the Specific Risks of Investing in the Fund?” While the Fund is a non-diversified fund under the 1940 Act, the Fund will comply with the tax diversification requirements for regulated investment companies under the Internal Revenue Code of 1986, as amended. Additionally, the Adviser aims to control risk through certain risk constraints which seek to limit exposure to individual companies as well as groups of correlated companies.The Adviser may sell securities from the Fund’s portfolio for reasons including, but not limited to: (i) identification of deteriorating stock selection factors; (ii) identification of replacement securities with higher perceived value; and (iii) compliance with the Fund’s investment objectives, strategy, limitations and other parameters.The Adviser selects most of its investments from companies listed in the Russell 1000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. Because the Fund primarily invests in companies that are defined by reference to the Russell 1000® Growth Index, the market capitalization of companies in which the Fund may invest will vary with market conditions. As the Fund’s sector exposure approximates the Russell 1000®Growth Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as information technology, consumer discretionary and communication services. The Russell 1000® Growth Index is reconstituted on an annual basis. The Fund considers large-cap companies to be those within the range of companies listed in the Russell 1000® Growth Index. As of June 28, 2024, companies in the Russell 1000® Growth Index ranged in market capitalization from $0.4 billion to $3.3 trillion. Although the Fund’s investments are primarily selected from companies listed in the Russell 1000® Growth Index in relation to their index weightings, the Fund is not designed to track the overall composition or returns of the Russell 1000® Growth Index and the Adviser actively manages the Fund’s investment strategy using the Fund’s quantitative model.”4. Under the heading entitled “What are the Specifics Risks of Investing in the Fund?,” please delete the last two sentences of the first paragraph of Stock Market Risk.5. Under the heading entitled “What are the Specifics Risks of Investing in the Fund?,” please add the following immediately before New Fund Risk:“RISK OF NON-DIVERSIFIED FUNDThe Fund is non-diversified. Compared to diversified funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities and may invest more of its assets in the securities of a single issuer. In certain situations, being non-diversified may reduce the Fund’s risk by enabling it to avoid investing in certain countries, regions or sectors. However, being non-diversified may increase the Fund’s risk by magnifying the impact (positively or negatively) that events affecting a particular issuer or group of issuers have on the Fund’s share price and performance.”6. In the Statement of Additional Information, under the heading entitled “How is the Fund Organized?,” please delete the first sentence in its entirety and replace with the following:“The Fund is a non-diversified portfolio of Federated Hermes ETF Trust (the “Trust”).”7. Under the heading entitled “Investment Limitations” please delete the section regarding diversification and replace with the following:“DiversificationThe Fund is a “non-diversified” investment company, as defined in the 1940 Act, which means that it is permitted to invest its assets in a more limited number of issuers than “diversified” investment companies. A diversified company may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer and may not own more than 10% of the outstanding voting securities of any one issuer.”August 23, 2024Federated Hermes MDT Large Cap Growth ETF
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456849 (8/24)© 2024 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes MDT Large Cap Growth ETFA Portfolio of Federated Hermes ETF Trust(NYSE Arca FLCG)SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 26, 2024Effective September 16, 2024, the Fund will be operating as a non-diversified fund. Accordingly, please make the following changes:1. Under the heading entitled “What are the Fund’s Main Investment Strategies?,” please delete the first two paragraphs and replace with the following:“The Fund seeks to achieve its objective by investing primarily in the common stock of large-sized U.S. companies. The investment adviser’s investment strategy utilizes a large-capitalization (“large-cap”) growth approach by selecting most of its investments from companies listed in the Russell 1000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. As the Fund’s sector exposure approximates the Russell 1000® Growth Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as information technology, consumer discretionary and communication services. The Fund considers large-cap companies to be those within the range of companies listed in the Russell 1000® Growth Index. As of June 28, 2024, companies in the Russell 1000® Growth Index ranged in market capitalization from $0.4 billion to $3.3 trillion. As more fully described in this Prospectus, the Fund’s investments primarily include the following: equity securities of domestic issuers and real estate investment trusts (“REITs”). Although the Fund’s investments are primarily selected from companies listed in the Russell 1000® Growth Index in relation to their index weightings, the Fund is not designed to track the overall composition or returns of the Russell 1000® Growth Index and the Adviser actively manages the Fund’s investment strategy using the Fund’s quantitative model.The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis.The Fund is a non-diversified portfolio of the Federated Hermes ETF Trust (the “Trust”). As a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is not subject to certain diversification limitations under the 1940 Act, and is permitted to hold a greater percentage of its assets in securities of a smaller number of issuers than a diversified fund. The Fund’s non-diversified status is intended to provide the Fund with greater long-term flexibility in executing its investment strategy, in particular at times when the weightings of individual issuers in the Russell 1000® Growth Index exceed the diversification limitations under the 1940 Act. See “Non-Diversification Risk” under “What are the Main Risks of Investing in the Fund?” While the Fund is a non-diversified fund under the 1940 Act, the Fund will comply with the tax diversification requirements for regulated investment companies under the Internal Revenue Code of 1986, as amended. Additionally, the Adviser aims to control risk through certain risks constraints which seek to limit exposure to individual companies as well as groups of correlated companies.”2. Under the heading entitled “What are the Main Risks of Investing in the Fund?,” please add the following immediately before New Fund Risk:“Risk of Non-Diversified Fund. The Fund is non-diversified. Compared to diversified funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities and may invest more of its assets in the securities of a single issuer. In certain situations, being non-diversified may reduce the Fund’s risk by enabling it to avoid investing in certain countries, regions or sectors. However, being non-diversified may increase the Fund’s risk by magnifying the impact (positively or negatively) that events affecting a particular issuer or group of issuers have on the Fund’s share price and performance.”3. Under the heading entitled “What are the Fund’s Investment Strategies?,” please delete the fourth, fifth and sixth paragraphs and replace with the following:“The quantitative model constructs the portfolio by considering fundamental and technical measures, analyzing expected trading costs and employing risk controls. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. The Adviser reviews the proposed trades produced by the process in an effort to ensure that they are based on accurate and current information. If a proposed trade is deemed to be based on inaccurate or stale information, the trade decision is deferred until the model incorporates timely and accurate information.The Fund is a non-diversified portfolio of the Federated Hermes ETF Trust (the “Trust”). As a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is not subject to certain diversification limitations under the 1940 Act, and is permitted to hold a greater percentage of its assets in securities of a smaller number of issuers than a diversified fund. The Fund’s non-diversified status is intended to provide the Fund with greater long-term flexibility in executing its investment strategy, in particular at times when the weightings of individual issuers in the Russell 1000® Growth Index exceed the diversification limitations under the 1940 Act. See “Non-Diversification Risk” under “What are the Specific Risks of Investing in the Fund?” While the Fund is a non-diversified fund under the 1940 Act, the Fund will comply with the tax diversification requirements for regulated investment companies under the Internal Revenue Code of 1986, as amended. Additionally, the Adviser aims to control risk through certain risk constraints which seek to limit exposure to individual companies as well as groups of correlated companies.The Adviser may sell securities from the Fund’s portfolio for reasons including, but not limited to: (i) identification of deteriorating stock selection factors; (ii) identification of replacement securities with higher perceived value; and (iii) compliance with the Fund’s investment objectives, strategy, limitations and other parameters.The Adviser selects most of its investments from companies listed in the Russell 1000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. Because the Fund primarily invests in companies that are defined by reference to the Russell 1000® Growth Index, the market capitalization of companies in which the Fund may invest will vary with market conditions. As the Fund’s sector exposure approximates the Russell 1000®Growth Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as information technology, consumer discretionary and communication services. The Russell 1000® Growth Index is reconstituted on an annual basis. The Fund considers large-cap companies to be those within the range of companies listed in the Russell 1000® Growth Index. As of June 28, 2024, companies in the Russell 1000® Growth Index ranged in market capitalization from $0.4 billion to $3.3 trillion. Although the Fund’s investments are primarily selected from companies listed in the Russell 1000® Growth Index in relation to their index weightings, the Fund is not designed to track the overall composition or returns of the Russell 1000® Growth Index and the Adviser actively manages the Fund’s investment strategy using the Fund’s quantitative model.”4. Under the heading entitled “What are the Specifics Risks of Investing in the Fund?,” please delete the last two sentences of the first paragraph of Stock Market Risk.5. Under the heading entitled “What are the Specifics Risks of Investing in the Fund?,” please add the following immediately before New Fund Risk:“RISK OF NON-DIVERSIFIED FUNDThe Fund is non-diversified. Compared to diversified funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities and may invest more of its assets in the securities of a single issuer. In certain situations, being non-diversified may reduce the Fund’s risk by enabling it to avoid investing in certain countries, regions or sectors. However, being non-diversified may increase the Fund’s risk by magnifying the impact (positively or negatively) that events affecting a particular issuer or group of issuers have on the Fund’s share price and performance.”6. In the Statement of Additional Information, under the heading entitled “How is the Fund Organized?,” please delete the first sentence in its entirety and replace with the following:“The Fund is a non-diversified portfolio of Federated Hermes ETF Trust (the “Trust”).”7. Under the heading entitled “Investment Limitations” please delete the section regarding diversification and replace with the following:“DiversificationThe Fund is a “non-diversified” investment company, as defined in the 1940 Act, which means that it is permitted to invest its assets in a more limited number of issuers than “diversified” investment companies. A diversified company may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer and may not own more than 10% of the outstanding voting securities of any one issuer.”August 23, 2024Federated Hermes MDT Large Cap Growth ETF
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456849 (8/24)© 2024 Federated Hermes, Inc.